Schedule of Investments (unaudited)
June 30, 2025
iShares® Latin America 40 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 39.6%
Ambev SA, ADR	15,483,289	$37,314,727
B3 SA - Brasil Bolsa Balcao	18,470,123	49,565,514
Banco do Brasil SA	10,052,878	40,873,180
Centrais Eletricas Brasileiras SA	3,200,181	23,690,210
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,606,656	35,228,678
Localiza Rent a Car SA	3,038,591	22,661,778
NU Holdings Ltd./Cayman Islands, Class A(a)	11,501,563	157,801,444
Petroleo Brasileiro SA - Petrobras, ADR	6,527,485	81,658,837
Rede D'Or Sao Luiz SA(b)	3,774,898	24,609,686
Telefonica Brasil SA, ADR NVS	1,377,807	15,707,000
Vale SA, Class B, ADR	12,580,288	122,154,597
WEG SA	5,153,978	40,582,205
		651,847,856
Chile — 7.2%
Banco de Chile	155,398,848	23,502,695
Banco Santander Chile, ADR	545,455	13,756,375
Cencosud SA	4,309,325	14,663,153
Empresas CMPC SA	3,855,971	5,893,898
Empresas Copec SA	1,275,825	8,687,867
Enel Americas SA	67,690,517	6,593,763
Falabella SA	2,714,272	14,421,732
Latam Airlines Group SA	646,316,835	13,084,165
Sociedad Quimica y Minera de Chile SA, ADR(c)	502,590	17,726,349
		118,329,997
Colombia — 2.0%
Ecopetrol SA, ADR(c)	864,786	7,653,356
Grupo Cibest SA(a)	397,723	18,370,826
Interconexion Electrica SA ESP	1,553,141	7,520,012
		33,544,194
Mexico — 25.3%
America Movil SAB de CV, Series B, Class B	65,934,847	58,961,695
Arca Continental SAB de CV	1,728,054	18,264,540
Cemex SAB de CV, NVS	53,107,697	36,651,372
Fibra Uno Administracion SA de CV	9,807,661	13,547,634
Fomento Economico Mexicano SAB de CV	6,040,439	62,192,588
Grupo Bimbo SAB de CV, Series A, Class A	5,002,990	13,957,554
Grupo Carso SAB de CV, Series A1, Class A1	1,897,558	13,528,488
Grupo Financiero Banorte SAB de CV, Class O	8,488,295	77,588,657
Grupo Mexico SAB de CV, Series B, Class B	10,925,235	66,176,142
Wal-Mart de Mexico SAB de CV	17,108,448	56,664,981
		417,533,651
Peru — 5.1%
Credicorp Ltd.	238,411	53,289,627
Security	Shares	Value
Peru (continued)
Southern Copper Corp.	310,308	$31,393,860
		84,683,487
Total Common Stocks — 79.2% (Cost: $1,305,426,659)		1,305,939,185
Preferred Stocks
Brazil — 19.8%
Banco Bradesco SA, Preference Shares, ADR	18,552,634	57,327,639
Gerdau SA, Preference Shares, ADR	4,594,306	13,415,374
Itau Unibanco Holding SA, Preference Shares, ADR	18,700,994	126,979,749
Itausa SA, Preference Shares, NVS	20,505,403	41,327,081
Petroleo Brasileiro SA - Petrobras, Preference Shares, ADR	7,547,747	87,101,000
		326,150,843
Total Preferred Stocks — 19.8% (Cost: $359,790,634)		326,150,843
Total Long-Term Investments — 99.0% (Cost: $1,665,217,293)		1,632,090,028
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	18,320,127	18,327,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	2,760,000	2,760,000
Total Short-Term Securities — 1.3% (Cost: $21,086,040)		21,087,455
Total Investments — 100.3% (Cost: $1,686,303,333)		1,653,177,483
Liabilities in Excess of Other Assets — (0.3)%		(5,012,831)
Net Assets — 100.0%		$1,648,164,652

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Latin America 40 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,297,381	$—	$(9,969,477)(a)	$(1,864)	$1,415	$18,327,455	18,320,127	$285,319 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,220,000	—	(460,000)(a)	—	—	2,760,000	2,760,000	33,337	—
				$(1,864)	$1,415	$21,087,455		$318,656	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	166	09/19/25	$9,577	$89,447
MEX BOLSA Index	157	09/19/25	4,838	38,219
				$127,666
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,305,939,185	$—	$—	$1,305,939,185
Preferred Stocks	326,150,843	—	—	326,150,843

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Latin America 40 ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$21,087,455	$—	$—	$21,087,455
	$1,653,177,483	$—	$—	$1,653,177,483
Derivative Financial Instruments(a)
Assets
Equity Contracts	$127,666	$—	$—	$127,666

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares